Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity - Amortized Cost
Due in One Year or Less	$ 199.5
Due After One Year Through Five Years	355.4
Due After Five Years Through Ten Years	215.5
Due After Ten Years	28.8
Total	799.2	922.2
Held to Maturity - Fair Value
Due in One Year or Less	200.9
Due After One Year Through Five Years	365.5
Due After Five Years Through Ten Years	226.1
Due After Ten Years	24.6
FAIR VALUE	$ 817.1	$ 941.8